ENTITY-WIDE DISCLOSURE	12 Months Ended
Dec. 31, 2014
ENTITY-WIDE DISCLOSURE [Abstract]
ENTITY-WIDE DISCLOSURE

NOTE 19 -  ENTITY-WIDE DISCLOSURE

    Total revenues and long-lived assets - by geographical location were as follows:

	Year ended December 31,
	2014		2013		2012
	Total revenues	Long-lived assets	Total revenues (**)	Long-lived assets (*)	Total revenues (**)
Sale of products
Israel	$4,807	$5,830	$6,248	$5,748	$9,147
United states	18,886	-	18,016	-	16,475
France	3,642	-	5,482	-	4,604
Rest of Europe	2,257	-	2,292	-	1,966
Other	1,771	-	2,326	-	4,071
	$31,363	$5,830	$34,364	$5,748	$36,263

	Year ended December 31,
	2014		2013		2012
	Total revenues	Long-lived assets	Total revenues (**)	Long-lived assets (*)	Total revenues (**)

Services
Israel	$834	$-	$612	$-	$468
United states	31,267	5,694	27,639	5,399	25,648
Netherland	1,734	-	1,553	-	3,303
Rest of Europe	8,786	-	7,658	-	4,624
Other	6,742	-	7,725	-	7,609
	$49,363	$5,694	$45,187	$5,399	$41,652

(*)	Excluding held for sale assets at December 31, 2013
(**)	Excluding discontinued operations for each of the years ended on December 31, 2013 and 2012.

    b.      Major Customers

No single customer accounted for 10% or more of Group's total net revenue in any year presented.